Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations - Results From Discontinued Operations (Detail) - USD ($)
$ / shares in Units, $ in Millions
			12 Months Ended
		Jun. 01, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Revenue			$ 54,304	$ 46,881	$ 52,329
Profit from operations			6,114	147	9,990	[1]
Profit from discontinued operations (including gain on divestiture)			$ 0	$ 2,055	424
Australia [member]
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Revenue	[2]	$ 477			1,394
Profit from operations	[2]	178			632
Profit from discontinued operations (including gain on divestiture)	[2]	$ 2,055			$ 424
Australia [member] | Discontinued operations [member]
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Weighted average number of ordinary and restricted shares	[2],[3]	1,998			1,984
Basic EPS from discontinued operations	[2]	$ 1.03			$ 0.21
Weighted average number of ordinary and restricted shares (diluted)	[2],[3]	2,037			2,026
Diluted EPS from discontinued operations	[2]	$ 1.01			$ 0.21

[1]	The consolidated statement of cash flows for 2019 has been restated to include operating, investing and financing activities from discontinued operations separately in the cashflow statement. In addition, the 2019 cash flow from investing activities has been restated to reflect reclassification of the cash flow hedges in relation to the Australia divestiture reported in the financing activities in 2019 and recycled to profit or loss upon the completion of the transaction.
[2]	The 2019 cash flow from investing activities has been restated to reflect reclassification of the cash flow hedges in relation to the Australia divestiture reported in the financing activities in 2019 and recycled to profit or loss upon the completion of the transaction.
[3]	The calculation of basic EPS and diluted EPS from discontinued operations for 2020 and 2019 is based on the profit from discontinued operations (including gain on divestiture) and a weighted average number of ordinary and restricted shares outstanding (including deferred share instruments and stock lending) as of 31 December 2020 and 2019, and a weighted average number of ordinary and restricted shares (diluted) outstanding (including deferred share instruments and stock lending) as of 31 December 2020 and 2019, respectively.